Partnership Equity and Distributions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended													3 Months Ended	12 Months Ended					12 Months Ended				1 Months Ended					1 Months Ended		1 Months Ended						1 Months Ended			12 Months Ended
	Jul. 02, 2012	Mar. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012	Nov. 27, 2012	Mar. 31, 2012	Mar. 13, 2012	Feb. 29, 2012	Mar. 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Sep. 30, 2010	Aug. 31, 2010	Dec. 31, 2012 Equity Distribution Agreement [Member]	Dec. 31, 2012 Equity Distribution Agreement [Member]	Dec. 31, 2011 Equity Distribution Agreement [Member]	Aug. 31, 2011 Equity Distribution Agreement [Member]	Mar. 28, 2013 Subsequent Event [Member]	Feb. 22, 2013 Subsequent Event [Member]	Dec. 31, 2012 Distribution Stage First [Member]	Dec. 31, 2012 Distribution Stage Second [Member]	Dec. 31, 2012 Distribution Stage Third [Member]	Dec. 31, 2012 Distribution Stage Thereafter [Member]	Nov. 30, 2012 Eagle Ford System [Member]	Nov. 02, 2012 Eagle Ford System [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Dec. 05, 2012 Eagle Ford System [Member]	Dec. 31, 2011 Eagle Ford System [Member]	Mar. 28, 2013 Eagle Ford System [Member] Subsequent Event [Member]	Mar. 31, 2013 Eagle Ford System [Member] Subsequent Event [Member]	Jul. 02, 2012 Mont Belvieu Fractionators [Member]	Mar. 31, 2012 Southeast Texas [Member]	Dec. 31, 2012 Southeast Texas [Member]	Mar. 30, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Jan. 31, 2012 East Texas System [Member]	Jan. 03, 2012 East Texas System [Member]	Dec. 31, 2012 East Texas System [Member]	Dec. 31, 2012 General Partner [Member]
Partnership Equity And Distribution [Line Items]
Partnership deadline for distributions (in days)			45 days
Consideration financed through issuance of common units		1,000,417																								1,912,663	1,912,663				2,789,739		1,536,098	1,000,417					727,520	727,520
Ownership interest acquired																										33.33%	33.33%	46.67%	33.33%	80.00%	46.67%	46.67%		66.67%	66.67%	66.67%	66.67%	33.33%	49.90%	49.90%	49.90%
Number of common units sold	4,989,802
Common units sold per unit	35.55
Net proceeds	$ 174
Senior notes interest rate percentage		4.95%				2.50%	2.50%		4.95%					3.25%						3.875%	2.50%
Common unitholders, units issued			61,346,058	44,848,703				5,148,500		30,701	3,596,636	8,399	2,875,000		2,990,000
Common units, per unit								$ 47.42			$ 40.55		$ 34.96		$ 32.57
Net proceeds								234			140		96		93
Maximum aggregate offering price																			150
Common unitholders, units issued																254,265	1,147,654	761,285
Net proceeds			455	170	189											10	47	30
Commissions and offering costs																1	2	1
Offer value of common stock remaining available for sale																$ 70	$ 70
General partner ownership interest																																										1.00%
Limited partner ownership interest																																										1.00%
Limited Partner pro rata interest																						$ 0.4025	$ 0.4375	$ 0.525
General Partner pro rata interest per unit																							13.00%	23.00%	48.00%